UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          5 August, 2004

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       35
                                           ---------------------
Form 13F Information Table Value Total:                8,274,798
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 6/30/04

                                                               VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000) PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE    SHARED   NONE
----------------------------       --------------    -----    -------- -------   --- ---- -------  --------    ----    ------   ----
 1 AMERICAN EXPRESS COMPANY        COMMON STOCK    025816109   459679   8946659  SH        SOLE               8946659
 2 AMGEN CORP                      COMMON STOCK    031162100   517773   9488233  SH        SOLE               9488233
 3 ANHEUSER BUSCH COMPANIES INC    COMMON STOCK    035229103   181190   3355371  SH        SOLE               3355371
 4 APPLE COMPUTER INC              COMMON STOCK    037833100   204683   6290210  SH        SOLE               6290210
 5 AUTOMATIC DATA PROCESSING INC   COMMON STOCK    053015103   105808   2526465  SH        SOLE               2526465
 6 COCA-COLA CO                    COMMON STOCK    191216100   352080   6974638  SH        SOLE               6974638
 7 COSTCO WHOLESALE CORP-NEW       COMMON STOCK    22160K105    73577   1791500  SH        SOLE               1791500
 8 DELL INC                        COMMON STOCK    24702R101   439134  12259463  SH        SOLE              12259463
 9 ELECTRONIC ARTS                 COMMON STOCK    285512109   232600   4263985  SH        SOLE               4263985
10 FIRST DATA CORP                 COMMON STOCK    319963104   139811   3140405  SH        SOLE               3140405
11 FOREST LABORATORIES INC         COMMON STOCK    345838106      576     10175  SH        SOLE                 10175
12 GENERAL ELECTRIC CO             COMMON STOCK    369604103    66688   2058257  SH        SOLE               2058257
13 HOME DEPOT INC                  COMMON STOCK    437076102   303594   8624840  SH        SOLE               8624840
14 INTERNATIONAL BUSINESS          COMMON STOCK    459200101   208489   2365160  SH        SOLE               2365160
15 JOHNSON & JOHNSON               COMMON STOCK    478160104    15513    278509  SH        SOLE                278509
16 KELLOGG CO                      COMMON STOCK    487836108   441915  10559504  SH        SOLE              10559504
17 ELI LILLY & CO                  COMMON STOCK    532457108      210      3000  SH        SOLE                  3000
18 MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK    571903202   345405   6924714  SH        SOLE               6924714
19 MEDTRONIC INC                   COMMON STOCK    585055106   132336   2716261  SH        SOLE               2716261
20 MICROSOFT CORP                  COMMON STOCK    594918104   533884  18693407  SH        SOLE              18693407
21 NEW YORK TIMES CO-CL A          COMMON STOCK    650111107    34204    765023  SH        SOLE                765023
22 NORTHERN TRUST CORP             COMMON STOCK    665859104    12711    300627  SH        SOLE                300627
23 QUALCOMM INC                    COMMON STOCK    747525103   524376   7185200  SH        SOLE               7185200
24 CHARLES SCHWAB CORP NEW         COMMON STOCK    808513105   245903  25588255  SH        SOLE              25588255
25 STARBUCKS CORP                  COMMON STOCK    855244109   163364   3757225  SH        SOLE               3757225
26 STATE STREET CORP               COMMON STOCK    857477103   196811   4013270  SH        SOLE               4013270
27 STRYKER CORP                    COMMON STOCK    863667101    35485    645185  SH        SOLE                645185
28 SYSCO CORP                      COMMON STOCK    871829107   447472  12474819  SH        SOLE              12474819
29 TARGET CORP                     COMMON STOCK    87612E106   634170  14932176  SH        SOLE              14932176
30 TIFFANY & CO NEW                COMMON STOCK    886547108    99030   2687385  SH        SOLE               2687385
31 VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK    925524308   269755   7551930  SH        SOLE               7551930
32 WAL-MART STORES INC             COMMON STOCK    931142103    67935   1287627  SH        SOLE               1287627
33 WALGREEN CO                     COMMON STOCK    931422109   304212   8401334  SH        SOLE               8401334
34 WHOLE FOODS MARKET INC          COMMON STOCK    966837106   178133   1866245  SH        SOLE               1866245
35 WM WRIGLEY JR CO                COMMON STOCK    982526105   306292   4857926  SH        SOLE               4857926

                                                              8274798                      No. of Other Managers 0